Information about Operating Results and Assets for Each Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales:
Net sales	¥ 3,731,380	¥ 3,479,788	¥ 3,557,433
Operating cost and expenses	3,394,103	3,155,932	3,179,362
Operating profit (loss)	337,277	323,856	378,071
Total assets	4,242,710	3,955,503	3,930,727
Depreciation and amortization	275,173	258,133	261,343
Capital expenditures	227,478	306,661	262,481
External Customers
Net sales:
Net sales	3,731,380	3,479,788	3,557,433
Office Business Unit
Net sales:
Net sales	2,000,073	1,757,575	1,917,943
Operating cost and expenses	1,733,165	1,553,997	1,658,678
Operating profit (loss)	266,908	203,578	259,265
Total assets	954,803	927,543	907,433
Depreciation and amortization	88,344	77,660	93,196
Capital expenditures	54,644	58,402	53,888
Office Business Unit | External Customers
Net sales:
Net sales	1,993,898	1,751,960	1,912,112
Office Business Unit | Intersegment Eliminations
Net sales:
Net sales	6,175	5,615	5,831
Imaging System Business Unit
Net sales:
Net sales	1,448,938	1,405,971	1,312,044
Operating cost and expenses	1,245,144	1,195,653	1,100,750
Operating profit (loss)	203,794	210,318	211,294
Total assets	584,856	614,328	452,809
Depreciation and amortization	56,564	53,664	45,609
Capital expenditures	44,112	58,142	48,192
Imaging System Business Unit | External Customers
Net sales:
Net sales	1,448,186	1,404,394	1,311,023
Imaging System Business Unit | Intersegment Eliminations
Net sales:
Net sales	752	1,577	1,021
Industry and Others Business Unit
Net sales:
Net sales	374,870	407,840	420,863
Operating cost and expenses	400,201	401,930	396,563
Operating profit (loss)	(25,331)	5,910	24,300
Total assets	328,202	337,899	362,638
Depreciation and amortization	37,072	34,264	29,685
Capital expenditures	27,040	44,086	37,648
Industry and Others Business Unit | External Customers
Net sales:
Net sales	289,296	323,434	334,298
Industry and Others Business Unit | Intersegment Eliminations
Net sales:
Net sales	85,574	84,406	86,565
Corporate and eliminations
Net sales:
Net sales	(92,501)	(91,598)	(93,417)
Operating cost and expenses	15,593	4,352	23,371
Operating profit (loss)	(108,094)	(95,950)	(116,788)
Total assets	2,374,849	2,075,733	2,207,847
Depreciation and amortization	93,193	92,545	92,853
Capital expenditures	101,682	146,031	122,753
Corporate and eliminations | Intersegment Eliminations
Net sales:
Net sales	¥ (92,501)	¥ (91,598)	¥ (93,417)